OTHER GAINS - NET - Gains (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Analysis of income and expense [abstract]
Disposal of property, plant and equipment	$ 9.7	$ 7.7
Net foreign exchange gains	2.5	0.1
Net loss on litigation	0.0	(1.1)
Disposal of interest in investment	14.3	0.0
Remeasurement of investment, net of reorganization and others costs	12.2	0.0
Other	(1.3)	6.0
Other gains – net	$ 37.4	$ 12.7